Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Breakdown for Right-Of-Use Assets
The following table provides a breakdown for right-of-use assets:

(€ thousands)	Land and buildings	Industrial and commercial equipment	Plant and machinery	Other right-of-use assets	Total
Historical cost at January 1, 2021	636,332	705	326	6,399	643,762
Additions	147,372	18	—	909	148,299
Disposals	(86,612)	(151)	(158)	(1,381)	(88,302)
Exchange differences	37,071	—	—	(143)	36,928
Disposition	(18,838)	—	—	—	(18,838)
Balance at December 31, 2021	715,325	572	168	5,784	721,849
Additions	135,933	32	—	1,816	137,781
Disposals	(101,692)	(80)	—	(1,789)	(103,561)
Exchange differences	9,357	—	—	(18)	9,339
Balance at December 31, 2022	758,923	524	168	5,793	765,408

Accumulated amortization at January 1, 2021	(288,455)	(437)	(162)	(3,062)	(292,116)
Amortization	(103,908)	(132)	(73)	(1,666)	(105,779)
Impairments	(6,486)	—	—	—	(6,486)
Disposals	73,546	151	155	1,295	75,147
Exchange differences	(21,123)	(31)	(1)	(13)	(21,168)
Disposition	2,233	—	—	—	2,233
Reclassifications and other	(3,210)	—	—	—	(3,210)
Balance at December 31, 2021	(347,403)	(449)	(81)	(3,446)	(351,379)
Amortization	(117,488)	(117)	(34)	(1,658)	(119,297)
Impairments	(2,369)	—	—	—	(2,369)
Disposals	82,858	80	—	1,694	84,632
Exchange differences	(1,494)	—	—	7	(1,487)
Balance at December 31, 2022	(385,896)	(486)	(115)	(3,403)	(389,900)

Carrying amount at:
January 1, 2021	347,877	268	164	3,337	351,646
December 31, 2021	367,922	123	87	2,338	370,470
December 31, 2022	373,027	38	53	2,390	375,508